Note 09 - Financing (Detail) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Debt Current [Abstract]
Interest on debt	$ 894	$ 869
Current portion of long term debt	2,653	2,883
Current debt	6,179	5,208
Total debt	9,726	8,960
Foreign - Financial Institutions
Current	7,235	6,381
Non-current	17,883	17,460
Foreign - Bearer bonds - Notes
Current	467	587
Non-current	18,326	11,573
Foreign - Trust Certificates - Senior/Junior
Current	69	71
Non-current	177	194
Foreign - Other
Current	1	2
Non-current	100	307
Total Foreign
Current	7,772	7,041
Non-current	36,486	29,534
In Brazil - BNDES
Current	987	1,269
Non-current	19,512	19,384
In Brazil - Debentures
Current	196	189
Non-current	1,508	1,427
In Brazil - FINAME - Earmarked for construction of Bolivia - Brazil gas pipeline
Current	43	42
Non-current	339	233
In Brazil - Export credit notes
Current	238	66
Non-current	6,431	6,295
In Brazil - Bank credit certificate
Current	30	32
Non-current	2,214	2,164
In Brazil - Other
Current	460	321
Non-current	1,594	1,434
Total in Brazil
Current	1,954	1,919
Non-current	31,598	30,937
Total borrowings
Current	9,726	8,960
Non-current	$ 68,084	$ 60,471